Note 3 - Advances for Vessels Under Construction - Schedule of Advances for Vessels Under Construction (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Balance, January 1, 2026	$ 14,386,560
Other costs capitalized related to the construction	9,294
Balance, June 30, 2026	$ 14,395,854